Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Templeton Variable Insurance Products Trust
Entity Central Index Key	0000837274
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$28	0.56%
[1],[2],[3]
Expenses Paid, Amount	$ 28	[1]
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 546,277,640
Holdings Count | $ / shares	1,196
Investment Company Portfolio Turnover	43.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$546,277,640
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,196
Portfolio Turnover Rate	43.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[4],[5]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$41	0.81%
[6],[7],[8]
Expenses Paid, Amount	$ 41	[6]
Expense Ratio, Percent	0.81%	[6]
Net Assets	$ 546,277,640
Holdings Count | $ / shares	1,196
Investment Company Portfolio Turnover	43.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$546,277,640
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,196
Portfolio Turnover Rate	43.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[9],[10]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Allocation VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Allocation VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$46	0.91%
[11],[12],[13]
Expenses Paid, Amount	$ 46	[11]
Expense Ratio, Percent	0.91%	[11]
Net Assets	$ 546,277,640
Holdings Count | $ / shares	1,196
Investment Company Portfolio Turnover	43.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$546,277,640
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,196
Portfolio Turnover Rate	43.28%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[14],[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$45	0.86%
[16],[17],[18]
Expenses Paid, Amount	$ 45	[16]
Expense Ratio, Percent	0.86%	[16]
Net Assets	$ 202,805,333
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	18.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$202,805,333
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	18.40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[19],[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin DynaTech VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin DynaTech VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.96%
[21],[22],[23]
Expenses Paid, Amount	$ 50	[21]
Expense Ratio, Percent	0.96%	[21]
Net Assets	$ 202,805,333
Holdings Count | $ / shares	109
Investment Company Portfolio Turnover	18.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$202,805,333
Total Number of Portfolio Holdings	109
Portfolio Turnover Rate	18.40%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[24],[25]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$52	1.00%
[26],[27],[28]
Expenses Paid, Amount	$ 52	[26]
Expense Ratio, Percent	1.00%	[26]
Net Assets	$ 107,024,953
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	13.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$107,024,953
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	13.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[29]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Global Real Estate VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Global Real Estate VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$65	1.25%
[30],[31],[32]
Expenses Paid, Amount	$ 65	[30]
Expense Ratio, Percent	1.25%	[30]
Net Assets	$ 107,024,953
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	13.71%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$107,024,953
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	13.71%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[33]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals VIP Fund for the period May 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 11,[2]	$16	0.69%
[34],[35],[36],[37]
Expenses Paid, Amount	$ 16	[34],[35]
Expense Ratio, Percent	0.69%	[34],[35]
Net Assets	$ 66,400,073
Holdings Count | $ / shares	168
Investment Company Portfolio Turnover	1.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$66,400,073
Total Number of Portfolio Holdings	168
Portfolio Turnover Rate	1.58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[38]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Gold and Precious Metals VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Gold and Precious Metals VIP Fund for the period May 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 21,[2]	$21	0.91%
[39],[40],[41],[42]
Expenses Paid, Amount	$ 21	[39],[40]
Expense Ratio, Percent	0.91%	[39],[40]
Net Assets	$ 66,400,073
Holdings Count | $ / shares	168
Investment Company Portfolio Turnover	1.58%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$66,400,073
Total Number of Portfolio Holdings	168
Portfolio Turnover Rate	1.58%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[43]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$31	0.59%
[44],[45],[46]
Expenses Paid, Amount	$ 31	[44]
Expense Ratio, Percent	0.59%	[44]
Net Assets	$ 61,188,924
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	30.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$61,188,924
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	30.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[47]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Growth and Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Growth and Income VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$44	0.84%
[48],[49],[50]
Expenses Paid, Amount	$ 44	[48]
Expense Ratio, Percent	0.84%	[48]
Net Assets	$ 61,188,924
Holdings Count | $ / shares	92
Investment Company Portfolio Turnover	30.63%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$61,188,924
Total Number of Portfolio Holdings	92
Portfolio Turnover Rate	30.63%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[51]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$24	0.47%
[52],[53],[54]
Expenses Paid, Amount	$ 24	[52]
Expense Ratio, Percent	0.47%	[52]
Net Assets	$ 3,297,507,449
Holdings Count | $ / shares	303
Investment Company Portfolio Turnover	18.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,297,507,449
Total Number of Portfolio Holdings	303
Portfolio Turnover Rate	18.09%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[55]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$37	0.72%
[56],[57],[58]
Expenses Paid, Amount	$ 37	[56]
Expense Ratio, Percent	0.72%	[56]
Net Assets	$ 3,297,507,449
Holdings Count | $ / shares	303
Investment Company Portfolio Turnover	18.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,297,507,449
Total Number of Portfolio Holdings	303
Portfolio Turnover Rate	18.09%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[59]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Income VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Income VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$42	0.82%
[60],[61],[62]
Expenses Paid, Amount	$ 42	[60]
Expense Ratio, Percent	0.82%	[60]
Net Assets	$ 3,297,507,449
Holdings Count | $ / shares	303
Investment Company Portfolio Turnover	18.09%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$3,297,507,449
Total Number of Portfolio Holdings	303
Portfolio Turnover Rate	18.09%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[63]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$44	0.85%
[64],[65],[66]
Expenses Paid, Amount	$ 44	[64]
Expense Ratio, Percent	0.85%	[64]
Net Assets	$ 86,041,056
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	15.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$86,041,056
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	15.68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[67],[68]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Large Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Large Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.10%
[69],[70],[71]
Expenses Paid, Amount	$ 57	[69]
Expense Ratio, Percent	1.10%	[69]
Net Assets	$ 86,041,056
Holdings Count | $ / shares	68
Investment Company Portfolio Turnover	15.68%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$86,041,056
Total Number of Portfolio Holdings	68
Portfolio Turnover Rate	15.68%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[72],[73]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$45	0.91%
[74],[75],[76]
Expenses Paid, Amount	$ 45	[74]
Expense Ratio, Percent	0.91%	[74]
Net Assets	$ 419,556,932
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	26.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$419,556,932
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	26.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[77]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$58	1.16%
[78],[79],[80]
Expenses Paid, Amount	$ 58	[78]
Expense Ratio, Percent	1.16%	[78]
Net Assets	$ 419,556,932
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	26.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$419,556,932
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	26.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[81]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Global Discovery VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Global Discovery VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$63	1.26%
[82],[83],[84]
Expenses Paid, Amount	$ 63	[82]
Expense Ratio, Percent	1.26%	[82]
Net Assets	$ 419,556,932
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	26.05%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$419,556,932
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	65
Portfolio Turnover Rate	26.05%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[85]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$35	0.69%
[86],[87],[88]
Expenses Paid, Amount	$ 35	[86]
Expense Ratio, Percent	0.69%	[86]
Net Assets	$ 1,924,556,546
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	31.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,924,556,546
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[89],[90]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$48	0.94%
[91],[92],[93]
Expenses Paid, Amount	$ 48	[91]
Expense Ratio, Percent	0.94%	[91]
Net Assets	$ 1,924,556,546
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	31.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,924,556,546
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[94],[95]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Shares VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Shares VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$53	1.04%
[96],[97],[98]
Expenses Paid, Amount	$ 53	[96]
Expense Ratio, Percent	1.04%	[96]
Net Assets	$ 1,924,556,546
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	31.54%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,924,556,546
Total Number of Portfolio Holdings	59
Portfolio Turnover Rate	31.54%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[99],[100]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$32	0.62%
[101],[102],[103]
Expenses Paid, Amount	$ 32	[101]
Expense Ratio, Percent	0.62%	[101]
Net Assets	$ 1,621,806,101
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	14.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,621,806,101
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	14.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[104]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$44	0.87%
[105],[106],[107]
Expenses Paid, Amount	$ 44	[105]
Expense Ratio, Percent	0.87%	[105]
Net Assets	$ 1,621,806,101
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	14.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,621,806,101
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	14.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[108]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Rising Dividends VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Rising Dividends VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$50	0.98%
[109],[110],[111]
Expenses Paid, Amount	$ 50	[109]
Expense Ratio, Percent	0.98%	[109]
Net Assets	$ 1,621,806,101
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	14.92%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,621,806,101
Total Number of Portfolio Holdings	56
Portfolio Turnover Rate	14.92%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[112]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$36	0.65%
[113],[114],[115]
Expenses Paid, Amount	$ 36	[113]
Expense Ratio, Percent	0.65%	[113]
Net Assets	$ 1,310,202,888
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	43.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,310,202,888
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	43.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[116]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$49	0.90%
[117],[118],[119]
Expenses Paid, Amount	$ 49	[117]
Expense Ratio, Percent	0.90%	[117]
Net Assets	$ 1,310,202,888
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	43.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,310,202,888
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	43.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[120]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$55	1.00%
[121],[122],[123]
Expenses Paid, Amount	$ 55	[121]
Expense Ratio, Percent	1.00%	[121]
Net Assets	$ 1,310,202,888
Holdings Count | $ / shares	96
Investment Company Portfolio Turnover	43.33%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,310,202,888
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	43.33%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[124]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$43	0.83%
[125],[126],[127]
Expenses Paid, Amount	$ 43	[125]
Expense Ratio, Percent	0.83%	[125]
Net Assets	$ 422,912,292
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	33.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$422,912,292
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	33.84%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[128]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$56	1.08%
[129],[130],[131]
Expenses Paid, Amount	$ 56	[129]
Expense Ratio, Percent	1.08%	[129]
Net Assets	$ 422,912,292
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	33.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$422,912,292
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	33.84%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[132]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Small-Mid Cap Growth VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small-Mid Cap Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$61	1.18%
[133],[134],[135]
Expenses Paid, Amount	$ 61	[133]
Expense Ratio, Percent	1.18%	[133]
Net Assets	$ 422,912,292
Holdings Count | $ / shares	90
Investment Company Portfolio Turnover	33.84%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$422,912,292
Total Number of Portfolio Holdings	90
Portfolio Turnover Rate	33.84%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[136]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$40	0.81%
[137],[138],[139]
Expenses Paid, Amount	$ 40	[137]
Expense Ratio, Percent	0.81%	[137]
Net Assets	$ 260,549,400
Holdings Count | $ / shares	798
Investment Company Portfolio Turnover	175.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$260,549,400
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	798
Portfolio Turnover Rate	175.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[140],[141]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$53	1.06%
[142],[143],[144]
Expenses Paid, Amount	$ 53	[142]
Expense Ratio, Percent	1.06%	[142]
Net Assets	$ 260,549,400
Holdings Count | $ / shares	798
Investment Company Portfolio Turnover	175.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$260,549,400
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	798
Portfolio Turnover Rate	175.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[145],[146]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Franklin Strategic Income VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Strategic Income VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$58	1.16%
[147],[148],[149]
Expenses Paid, Amount	$ 58	[147]
Expense Ratio, Percent	1.16%	[147]
Net Assets	$ 260,549,400
Holdings Count | $ / shares	798
Investment Company Portfolio Turnover	175.25%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$260,549,400
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	798
Portfolio Turnover Rate	175.25%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition*,† (% of Total Investments)	[150],[151]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$26	0.53%
[152],[153],[154]
Expenses Paid, Amount	$ 26	[152]
Expense Ratio, Percent	0.53%	[152]
Net Assets	$ 476,454,369
Holdings Count | $ / shares	659
Investment Company Portfolio Turnover	14.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$476,454,369
Total Number of Portfolio Holdings	659
Portfolio Turnover Rate	14.29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[155]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Securities VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin U.S. Government Securities VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$39	0.78%
[156],[157],[158]
Expenses Paid, Amount	$ 39	[156]
Expense Ratio, Percent	0.78%	[156]
Net Assets	$ 476,454,369
Holdings Count | $ / shares	659
Investment Company Portfolio Turnover	14.29%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$476,454,369
Total Number of Portfolio Holdings	659
Portfolio Turnover Rate	14.29%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[159]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets VIP Fund (previously known as Templeton Developing Markets VIP Fund) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$65	1.10%
[160],[161],[162]
Expenses Paid, Amount	$ 65	[160]
Expense Ratio, Percent	1.10%	[160]
Net Assets	$ 434,858,738
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	11.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$434,858,738
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	11.77%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[163]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets VIP Fund (previously known as Templeton Developing Markets VIP Fund) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$80	1.35%
[164],[165],[166]
Expenses Paid, Amount	$ 80	[164]
Expense Ratio, Percent	1.35%	[164]
Net Assets	$ 434,858,738
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	11.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$434,858,738
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	11.77%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[167]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Emerging Markets VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Emerging Markets VIP Fund (previously known as Templeton Developing Markets VIP Fund) for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$86	1.45%
[168],[169],[170]
Expenses Paid, Amount	$ 86	[168]
Expense Ratio, Percent	1.45%	[168]
Net Assets	$ 434,858,738
Holdings Count | $ / shares	89
Investment Company Portfolio Turnover	11.77%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$434,858,738
Total Number of Portfolio Holdings	89
Portfolio Turnover Rate	11.77%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[171]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$43	0.81%
[172],[173],[174]
Expenses Paid, Amount	$ 43	[172]
Expense Ratio, Percent	0.81%	[172]
Net Assets	$ 937,100,913
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	18.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$937,100,913
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	18.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[175]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.06%
[176],[177],[178]
Expenses Paid, Amount	$ 57	[176]
Expense Ratio, Percent	1.06%	[176]
Net Assets	$ 937,100,913
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	18.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$937,100,913
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	18.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[179]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Foreign VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Foreign VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$62	1.16%
[180],[181],[182]
Expenses Paid, Amount	$ 62	[180]
Expense Ratio, Percent	1.16%	[180]
Net Assets	$ 937,100,913
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	18.51%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$937,100,913
Total Number of Portfolio Holdings	53
Portfolio Turnover Rate	18.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[183]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$24	0.48%
[184],[185],[186]
Expenses Paid, Amount	$ 24	[184]
Expense Ratio, Percent	0.48%	[184]
Net Assets	$ 1,394,410,959
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,394,410,959
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[187]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$37	0.73%
[188],[189],[190]
Expenses Paid, Amount	$ 37	[188]
Expense Ratio, Percent	0.73%	[188]
Net Assets	$ 1,394,410,959
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,394,410,959
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[191]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Global Bond VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Global Bond VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$42	0.83%
[192],[193],[194]
Expenses Paid, Amount	$ 42	[192]
Expense Ratio, Percent	0.83%	[192]
Net Assets	$ 1,394,410,959
Holdings Count | $ / shares	64
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$1,394,410,959
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	64
Portfolio Turnover Rate	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[195]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 1
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1[1]	$44	0.87%
[196],[197],[198]
Expenses Paid, Amount	$ 44	[196]
Expense Ratio, Percent	0.87%	[196]
Net Assets	$ 360,513,564
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	50.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$360,513,564
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	50.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[199]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 2
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 2
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 2[1]	$57	1.12%
[200],[201],[202]
Expenses Paid, Amount	$ 57	[200]
Expense Ratio, Percent	1.12%	[200]
Net Assets	$ 360,513,564
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	50.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$360,513,564
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	50.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[203]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 4
Shareholder Report [Line Items]
Fund Name	Templeton Growth VIP Fund
Class Name	Class 4
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Templeton Growth VIP Fund for the period January 1, 2026, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 362-6243.
Additional Information Phone Number	(800) 362-6243
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 4[1]	$62	1.22%
[204],[205],[206]
Expenses Paid, Amount	$ 62	[204]
Expense Ratio, Percent	1.22%	[204]
Net Assets	$ 360,513,564
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	50.52%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$360,513,564
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	50.52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[207]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	Certain categories may represent less than 0.1%.

[6]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
†	Certain categories may represent less than 0.1%.

[11]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[12]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[13]
†	Annualized.

[14]
*	Does not include derivatives, except purchased options, if any.

[15]
†	Certain categories may represent less than 0.1%.

[16]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	Annualized.

[19]
*	Does not include derivatives, except purchased options, if any.

[20]
†	Certain categories may represent less than 0.1%.

[21]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
†	Certain categories may represent less than 0.1%.

[26]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[27]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[28]
†	Annualized.

[29]
*	Does not include derivatives, except purchased options, if any.

[30]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
1	Amounts are for the period May 1, 2026, through June 30, 2026. Expenses for the full reporting period would have been higher.

[35]
2	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[36]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[37]
†	Annualized.

[38]
*	Does not include derivatives, except purchased options, if any.

[39]
1	Amounts are for the period May 1, 2026, through June 30, 2026. Expenses for the full reporting period would have been higher.

[40]
2	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[41]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[42]
†	Annualized.

[43]
*	Does not include derivatives, except purchased options, if any.

[44]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[45]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[46]
†	Annualized.

[47]
*	Does not include derivatives, except purchased options, if any.

[48]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[49]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[50]
†	Annualized.

[51]
*	Does not include derivatives, except purchased options, if any.

[52]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[53]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[54]
†	Annualized.

[55]
*	Does not include derivatives, except purchased options, if any.

[56]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[57]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[58]
†	Annualized.

[59]
*	Does not include derivatives, except purchased options, if any.

[60]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[61]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[62]
†	Annualized.

[63]
*	Does not include derivatives, except purchased options, if any.

[64]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[65]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[66]
†	Annualized.

[67]
*	Does not include derivatives, except purchased options, if any.

[68]
†	Certain categories may represent less than 0.1%.

[69]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[70]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
†	Certain categories may represent less than 0.1%.

[74]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[75]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[76]
†	Annualized.

[77]
*	Does not include derivatives, except purchased options, if any.

[78]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[79]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[80]
†	Annualized.

[81]
*	Does not include derivatives, except purchased options, if any.

[82]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[83]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[84]
†	Annualized.

[85]
*	Does not include derivatives, except purchased options, if any.

[86]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[87]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[88]
†	Annualized.

[89]
*	Does not include derivatives, except purchased options, if any.

[90]
†	Certain categories may represent less than 0.1%.

[91]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[92]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[93]
†	Annualized.

[94]
*	Does not include derivatives, except purchased options, if any.

[95]
†	Certain categories may represent less than 0.1%.

[96]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[97]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[98]
†	Annualized.

[99]
*	Does not include derivatives, except purchased options, if any.

[100]
†	Certain categories may represent less than 0.1%.

[101]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[102]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[103]
†	Annualized.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[106]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[107]
†	Annualized.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[110]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[111]
†	Annualized.

[112]
*	Does not include derivatives, except purchased options, if any.

[113]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[114]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[115]
†	Annualized.

[116]
*	Does not include derivatives, except purchased options, if any.

[117]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[118]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[119]
†	Annualized.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[122]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[123]
†	Annualized.

[124]
*	Does not include derivatives, except purchased options, if any.

[125]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[126]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[127]
†	Annualized.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[130]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[131]
†	Annualized.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[134]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[135]
†	Annualized.

[136]
*	Does not include derivatives, except purchased options, if any.

[137]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[138]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[139]
†	Annualized.

[140]
*	Does not include derivatives, except purchased options, if any.

[141]
†	Certain categories may represent less than 0.1%.

[142]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[143]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[144]
†	Annualized.

[145]
*	Does not include derivatives, except purchased options, if any.

[146]
†	Certain categories may represent less than 0.1%.

[147]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[148]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[149]
†	Annualized.

[150]
*	Does not include derivatives, except purchased options, if any.

[151]
†	Certain categories may represent less than 0.1%.

[152]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[153]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[154]
†	Annualized.

[155]
*	Does not include derivatives, except purchased options, if any.

[156]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[157]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[158]
†	Annualized.

[159]
*	Does not include derivatives, except purchased options, if any.

[160]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[161]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[162]
†	Annualized.

[163]
*	Does not include derivatives, except purchased options, if any.

[164]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[165]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[166]
†	Annualized.

[167]
*	Does not include derivatives, except purchased options, if any.

[168]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[169]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[170]
†	Annualized.

[171]
*	Does not include derivatives, except purchased options, if any.

[172]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[173]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[174]
†	Annualized.

[175]
*	Does not include derivatives, except purchased options, if any.

[176]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[177]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[178]
†	Annualized.

[179]
*	Does not include derivatives, except purchased options, if any.

[180]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[181]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[182]
†	Annualized.

[183]
*	Does not include derivatives, except purchased options, if any.

[184]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[185]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[186]
†	Annualized.

[187]
*	Does not include derivatives, except purchased options, if any.

[188]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[189]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[190]
†	Annualized.

[191]
*	Does not include derivatives, except purchased options, if any.

[192]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[193]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[194]
†	Annualized.

[195]
*	Does not include derivatives, except purchased options, if any.

[196]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[197]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[198]
†	Annualized.

[199]
*	Does not include derivatives, except purchased options, if any.

[200]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[201]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[202]
†	Annualized.

[203]
*	Does not include derivatives, except purchased options, if any.

[204]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[205]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[206]
†	Annualized.

[207]
*	Does not include derivatives, except purchased options, if any.